Summary of Significant Accounting Policies - Additional Information (Detail)	Dec. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life, years	6 years 2 months 12 days
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, years	7 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life, years	3 years
Minimum | Furniture Fittings And Other Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, years	3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life, years	20 years
Maximum | Furniture Fittings And Other Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, years	5 years